STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options granted percentage	100.00%		100.00%
Options maximum granted term	5 years		5 years
Weighted-average remaining contractual life	3 years 7 months 6 days		3 years 2 months 12 days
Stock options granted	5,000		170,000	172,000
Stock options exercised	22,500		94,701	45,000
Compensation expense related to non-vested awards, weighted average period	1 year		1 year
Canada Revenue Agency [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation expense related to non-vested awards	$ 129,991		$ 229,918
Aggregate intrinsic value of vested options	578,660		712,945
Aggregate intrinsic value of vested options exercised			$ 203,701	$ 56,230
Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock options granted			45,000	45,000
Stock option expense	$ 15,794	$ 13,065	$ 13,860	$ 10,080
Additional expenses due to options granted			$ 51,210	$ 43,905
Stock options exercised		23,201	33,201	10,000
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock options granted	5,000		125,000	127,000
Stock option expense	$ 1,825		$ 38,500	$ 28,316
Additional expenses due to options granted	$ 36,652	$ 26,524	$ 106,542	$ 73,711
Stock options exercised	22,500	32,000	61,500	35,000